Maturity of Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Maturity of Assets and Liabilities [abstract]
Maturity of Assets and Liabilities

41.	Maturity of Assets and Liabilities:

The table below shows the classification of assets and liabilities as current and non-current as the balance sheet is presented in the order of liquidity without indicating this information:

	2018
	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	880,081	―	―	880,081	―	―	―	―	880,081
Transactions in the course of collection	289,194	―	―	289,194	―	―	―	―	289,194
Financial Assets held-for-trading	1,745,366	―	―	1,745,366	―	―	―	―	1,745,366
Investments under resale agreements	73,496	16,918	6,875	97,289	―	―	―	―	97,289
Derivative instruments	157,417	241,305	378,093	776,815	274,200	214,863	248,069	737,132	1,513,947
Loans and advances to banks (*)	1,262,428	77,268	132,259	1,471,955	23,441	―	―	23,441	1,495,396
Loans to customers at amortized cost (*)	3,954,066	2,143,023	4,973,622	11,070,711	5,726,668	3,133,606	7,995,647	16,855,921	27,926,632
Financial Assets at Fair Value through Other Comprehensive Income	38,691	137,420	383,200	559,311	74,940	136,342	282,598	493,880	1,053,191
Financial assets held-to-maturity	―	―	―	―	―	―	―	―	―
Total financial assets	8,400,739	2,615,934	5,874,049	16,890,722	6,099,249	3,484,811	8,526,314	18,110,374	35,001,096

	2019
	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	2,392,166	―	―	2,392,166	―	―	―	―	2,392,166
Transactions in the course of collection	331,420	―	―	331,420	―	―	―	―	331,420
Financial Assets held-for-trading	1,872,355	―	―	1,872,355	―	―	―	―	1,872,355
Investments under resale agreements	102,057	29,393	10,879	142,329	―	―	―	―	142,329
Derivative instruments	158,873	314,446	621,036	1,094,355	543,469	411,470	736,921	1,691,860	2,786,215
Loans and advances to banks (*)	876,119	97,585	166,487	1,140,191	―	―	―	―	1,140,191
Loans to customers at amortized cost (*)	4,175,064	2,340,320	5,685,646	12,201,030	5,624,031	3,198,639	9,009,572	17,832,242	30,033,272
Financial Assets at Fair Value through Other Comprehensive Income	23,786	225,772	779,872	1,029,430	106,930	30,080	199,903	336,913	1,366,343
Financial assets held-to-maturity	―	―	―	―	―	―	―	―	―
Total financial assets	9,931,840	3,007,516	7,263,920	20,203,276	6,274,430	3,640,189	9,946,396	19,861,015	40,064,291

(*)	The respective provisions, which amount to Ch$585,378 million and Ch$649,233 million in 2018 and 2019, respectively, for loans to customers and Ch$1,012 million and Ch$110 million for loans and advances to banks, have not been deducted from these balances.

	2018
	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current accounts and other demand deposits	9,584,488	―	―	9,584,488	―	―	―	―	9,584,488
Transactions in the course of payment	44,436	―	―	44,436	―	―	―	―	44,436
Obligations under repurchase agreements	237,999	1,448	64,373	303,820	―	―	―	―	303,820
Savings accounts and time deposits (**)	5,018,791	1,946,688	3,100,464	10,065,943	365,177	619	132	365,928	10,431,871
Derivative instruments	146,764	237,039	335,497	719,300	264,438	273,790	270,706	808,934	1,528,234
Borrowings from financial institutions	115,220	269,412	1,052,830	1,437,462	79,297	―	―	79,297	1,516,759
Debt issued:
Mortgage bonds	1,453	1,618	3,581	6,652	5,911	2,577	1,228	9,716	16,368
Bonds	325,766	275,688	583,876	1,185,330	844,692	1,505,660	3,237,308	5,587,660	6,772,990
Subordinate bonds	4,220	2,254	44,901	51,375	41,122	27,906	565,791	634,819	686,194
Other financial obligations	97,393	3,505	10,126	111,024	5,555	1,307	128	6,990	118,014
Total financial liabilities	15,576,530	2,737,652	5,195,648	23,509,830	1,606,192	1,811,859	4,075,293	7,493,344	31,003,174

	2019
	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current accounts and other demand deposits	11,326,133	―	―	11,326,133	―	―	―	―	11,326,133
Transactions in the course of payment	98,869	―	―	98,869	―	―	―	―	98,869
Obligations under repurchase agreements	298,711	8,583	1,440	308,734	―	―	―	―	308,734
Savings accounts and time deposits (**)	6,130,583	1,979,110	2,224,778	10,334,471	281,384	492	421	282,297	10,616,768
Derivative instruments	156,291	237,743	616,472	1,010,506	608,516	469,861	729,538	1,807,915	2,818,421
Borrowings from financial institutions	69,711	349,478	1,049,781	1,468,970	94,307	―	―	94,307	1,563,277
Debt issued:
Mortgage bonds	1,102	1,212	2,622	4,936	3,868	1,579	515	5,962	10,898
Bonds	423,966	211,648	413,485	1,049,099	1,460,318	1,746,745	3,656,459	6,863,522	7,912,621
Subordinate bonds	3,041	2,460	115,933	121,434	38,525	18,251	711,685	768,461	889,895
Other financial obligations	140,449	1,436	6,490	148,375	6,383	1,471	―	7,854	156,229
Lease liabilities	2,353	4,776	20,841	27,970	51,571	28,463	38,009	118,043	146,013
Total financial liabilities	18,651,209	2,796,446	4,451,842	25,899,497	2,544,872	2,266,862	5,136,627	9,948,361	35,847,858

(**)	Excludes term saving accounts, which amount to Ch$239,850 million (Ch$224,303 million in December 2018).